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TIFF Multi-Asset Fund
TIFF Multi-Asset Fund
TIFF Investment Program (“TIP”) Supplement dated April 28, 2023 to the Prospectus dated April 28, 2023 TIFF Multi-Asset Fund (the “Fund”)
For members who are not non-profit organizations, the following supplements similar language under the heading Fund Performance — Average Annual Total Returns in the fund summary section of the prospectus.

Average Annual Total Returns (for periods ended 12/31/2022)
The table below illustrates the changes in the Fund’s yearly performance and shows how the Fund’s average returns for one year, five years, ten years, and since Fund inception compared with selected benchmarks. Prior to December 1, 2021, the Fund received entry fees on purchases and exit fees on redemptions of Fund shares; thus, Fund performance for periods prior to December 1, 2021 reflect those fees’ impact. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend upon a member’s tax situation and may differ from those shown.

Average Annual Returns - TIFF Multi-Asset Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
TIFF Multi-Asset Fund	Return before Taxes	(15.17%)	3.73%	5.31%	7.17%	Mar. 31, 1995
After Taxes on Distributions | TIFF Multi-Asset Fund	Return after Taxes on Distributions	(17.06%)	1.96%	3.17%	5.32%	Mar. 31, 1995
After Taxes on Distributions and Sale of Fund Shares | TIFF Multi-Asset Fund	Return after Taxes on Distributions and Sale of Fund Shares	(7.64%)	2.68%	3.63%	5.31%	Mar. 31, 1995
65/35 Mix (65% MSCI All Country World Index, 35% Bloomberg Barclays US Aggregate Bond Index) (does not reflect fees, expenses, or taxes)	65/35 Mix (65% MSCI All Country World Index, 35% Bloomberg Barclays US Aggregate Bond Index) (does not reflect fees, expenses, or taxes)	(16.30%)	3.70%	5.72%	6.36%	Mar. 31, 1995
Consumer Price Index (“CPI”) +5% per annum (does not reflect fees, expenses, or taxes)	Consumer Price Index (“CPI”) +5% per annum (does not reflect fees, expenses, or taxes)	11.75%	8.95%	7.71%	7.56%	Mar. 31, 1995
MSCI All Country World Index (does not reflect fees, expenses, or taxes)	MSCI All Country World Index (does not reflect fees, expenses, or taxes)	(18.36%)	5.22%	7.97%	6.86%	Mar. 31, 1995
Bloomberg Barclays US Aggregate Bond Index (does not reflect fees, expenses, or taxes)	Bloomberg Barclays US Aggregate Bond Index (does not reflect fees, expenses, or taxes)	(13.01%)	0.02%	1.06%	4.50%	Mar. 31, 1995